Events subsequent to the December 31 consolidated balance sheet date (Details) $ in Billions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SFr / shares	Dec. 31, 2020 USD ($)
Statement [line items]
Dividends proposed | $	$ 7.6		$ 7.4
Subsequent Event [member]
Statement [line items]
Dividends proposed, cash per share | SFr / shares		SFr 3.10